Subsequent Events	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Subsequent Events	8. Subsequent Events The Ardmore Centurion which was held for sale as at September 30, 2016 was delivered and sold to the purchaser on October 4, 2016 for a sale price of $15.7 million.